Condensed Financial Information of DHT Holdings, Inc. (parent company only), Condensed Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Condensed Statement of Comprehensive Income [Abstract]
Profit for the year	$ 210,962	$ 181,460	$ 161,397
Total comprehensive income for the period net of tax	211,220	181,336	161,017
Attributable to the owners of parent	211,171	181,390	160,922
Parent Company [Member]
Condensed Statement of Comprehensive Income [Abstract]
Profit for the year	212,433	256,746	110,206
Total comprehensive income for the period net of tax	212,433	256,746	110,206
Attributable to the owners of parent	$ 212,433	$ 256,746	$ 110,206